O'Shaughnessy Market Leaders Value Fund
Schedule of Investments - October 31, 2023 (Unaudited)
Shares		Value
	Common Stocks —95.8%
	Aerospace & Defense — 1.5%
7,406	Lockheed Martin Corp.	$3,367,064

	Air Freight & Logistics — 4.4%
69,936	C.H. Robinson Worldwide, Inc.	5,722,863
34,637	Expeditors International of Washington, Inc.	3,784,092
		9,506,955

	Biotechnology — 0.8%
6,889	Amgen, Inc.	1,761,517

	Broadline Retail — 0.6%
34,711	eBay, Inc.	1,361,713

	Building Products — 4.2%
63,600	Builders FirstSource, Inc. (a)	6,901,871
28,106	Masco Corp.	1,464,042
7,642	Owens Corning	866,374
		9,232,287

	Capital Markets — 2.7%
34,382	Bank of New York Mellon Corp.	1,461,235
759	Goldman Sachs Group, Inc.	230,440
8,757	Morgan Stanley	620,171
54,652	State Street Corp.	3,532,158
		5,844,004

	Chemicals — 6.0%
19,882	CF Industries Holdings, Inc.	1,586,186
103,419	Dow, Inc.	4,999,274
54,660	DuPont de Nemours, Inc.	3,983,621
21,459	Eastman Chemical Co.	1,603,631
27,689	Mosaic Co.	899,339
		13,072,051

	Commercial Banks — 0.9%
12,783	PNC Financial Services Group, Inc. ﮳﮳ ﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳	1,463,270
12,686	Wells Fargo & Co. ﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳﮳	504,522
		1,967,792
	Consumer Finance — 4.1%
7,782	Capital One Financial Corp.	788,239
43,414	Discover Financial Services	3,563,421
159,250	Synchrony Financial	4,466,962
		8,818,622

	Containers & Packaging — 1.2%
76,307	International Paper Co.	2,573,835

	Distributors — 0.7%
36,255	LKQ Corp.	1,592,320

	Diversified Telecommunication Services — 1.0%
59,666	Verizon Communications, Inc.	2,096,067

	Financial Services — 3.9%
169,695	Equitable Holdings, Inc.	4,508,796
37,330	Global Payments, Inc.	3,965,193
		8,473,989

	Health Care Providers & Services — 7.3%
71,378	Cardinal Health, Inc.	6,495,398
14,690	Cigna Group	4,542,148
6,293	HCA Holdings, Inc.	1,423,099
3,072	McKesson Corp.	1,398,866
15,730	Quest Diagnostics, Inc.	2,046,473
		15,905,984

	Hotels, Restaurants & Leisure — 3.7%
1,417	Booking Holdings, Inc. (a)	3,952,806
13,146	Darden Restaurants, Inc.	1,913,137
6,066	Expedia, Inc. (a)	578,029
8,319	Marriott International, Inc. - Class A	1,568,631
		8,012,603

	Household Durables — 1.8%
308	NVR, Inc. (a)	1,667,087
29,935	PulteGroup, Inc.	2,202,917
		3,870,004

	Industrial Conglomerates — 3.1%
74,136	3M Co.	6,742,669

	Insurance — 7.4%
24,277	Aflac, Inc.	1,896,276
115,301	American International Group, Inc.	7,069,105
66,591	Hartford Financial Services Group, Inc.	4,891,110
33,137	Principal Financial Group, Inc.	2,242,712
		16,099,203

	Machinery — 0.6%
15,097	Stanley Black & Decker, Inc.	1,284,000

	Media — 4.9%
4,965	Charter Communications, Inc. - Class A (a)	1,999,902
154,712	Comcast Corp. – Class A	6,388,058
71,963	Fox Corp. – Class A	2,186,956
		10,574,916

	Metals & Mining — 4.0%
21,648	Nucor Corp.	3,199,358
51,251	Steel Dynamics, Inc.	5,458,744
		8,658,102

	Oil, Gas & Consumable Fuels — 11.9%
230,264	Cabot Oil & Gas Corp.	6,332,260
27,323	ConocoPhillips	3,245,972
61,260	Marathon Oil Corp.	1,673,011
62,989	Marathon Petroleum Corp.	9,527,086
40,020	Valero Energy Corp.	5,082,540
		25,860,869

	Pharmaceuticals — 0.1%
4,757	Bristol-Myers Squibb Co.	245,128

	Professional Services — 2.4%
22,781	Verisk Analytics, Inc.	5,179,488

	Semiconductors & Semiconductor — 3.0%
13,778	KLA Corp.	6,471,527

	Software — 1.3%
3,201	Fair Isaac Corp. (a)	2,707,630

	Specialty Retail — 3.6%
53,310	Best Buy Co., Inc.	3,562,174
22,933	Lowe's Cos., Inc.	4,370,342
		7,932,516

	Technology Hardware, Storage & Peripherals — 3.2%
28,368	Dell Technologies, Inc. - Class C	1,898,103
106,459	HP, Inc.	2,803,065
31,741	Seagate Technology Holdings PLC	2,166,324
		6,867,492

	Textiles, Apparel & Luxury Goods — 0.3%
26,218	Tapestry, Inc.	722,568

	Tobacco — 4.5%
243,677	Altria Group, Inc.	9,788,505

	Trading Companies & Distributors — 0.5%
7,427	Ferguson PLC	1,115,535

	Wireless Telecommunication Services — 0.2%
2,598	T-Mobile U.S., Inc.	373,748
	Total Common Stocks (Cost $200,357,881)	208,080,703

	REITs —3.6%
	Hotel & Resort REITs — 1.1%
157,307	Host Hotels & Resorts, Inc.	2,435,112

	Retail REITs — 1.3%
25,661	Simon Property Group, Inc.	2,819,887

	Specialized REITs — 1.2%
90,050	Weyerhaeuser Co.	2,583,535
	Total REITs (Cost $8,446,411)	7,838,534

	Total Investments (Cost $208,804,292) — 99.4%	215,919,237
	Other Assets in Excess of Liabilities — 0.6%	1,266,113
	Total Net Assets — 100.00%	$217,185,350

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

O'Shaughnessy Market Leaders Value Fund
Summary of Fair Value Disclosure at October 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023:

O'Shaughnessy Market Leaders Value Fund
Summary of Fair Value Disclosure at October 31, 2023 (Unaudited)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$13,044,731	$–	$–	$13,044,731
Consumer Discretionary	23,491,724	–	–	23,491,724
Consumer Staples	9,788,505	–	–	9,788,505
Energy	25,860,869	–	–	25,860,869
Financials	41,203,610	–	–	41,203,610
Health Care	17,912,629	–	–	17,912,629
Industrials	36,427,999	–	–	36,427,999
Information Technology	16,046,648	–	–	16,046,648
Materials	24,303,988	–	–	24,303,988
Total Common Stocks	208,080,703	–	–	208,080,703
REITs	7,838,534	–	–	7,838,534
Total Investments	$215,919,237	$–	$–	$215,919,237

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.